Dividends on ordinary shares	6 Months Ended
Jun. 30, 2022
Disclosure Of Dividends [Abstract]
Dividends on ordinary shares
Note 18: Dividends on ordinary shares
The Bank has not paid any dividends in the half-year to 30 June 2022.
The Bank paid dividends of £1,000 million on 19 May 2021 and £1,900 million on 27 October 2021.